Related parties - Transactions with Key management (Details) - Key Management - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key management remuneration
Salary and bonus	₽ 102,164	₽ 116,784	₽ 129,194
Management incentive agreement, including related social taxes	224,527	167,004	53,290
Pension contributions	11,469	12,825	13,432
Other social contributions	5,599	6,404	6,824
Total remuneration	₽ 343,759	₽ 303,017	₽ 202,740